SHARE-BASED COMPENSATION - Summary of Valuation Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2019 plan
SHARE-BASED COMPENSATION
Expected volatility			54.88%
Risk-free interest rate (per annum)			0.79%
Exercise multiple			2.80
Expected dividend yield			0.00%
Time to maturity (in years)			10 years
2020 plan
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%
2020 Plan
SHARE-BASED COMPENSATION
Expected volatility	53.66%		56.51%
Expected volatility, Minimum		50.78%
Expected volatility, Maximum		51.84%
Risk-free interest rate (per annum)	1.88%		0.86%
Risk-free interest rate, Minimum		1.32%
Risk-free interest rate, Maximum		1.88%
Exercise multiple, Minimum	2.20	2.20	2.20
Exercise multiple, Maximum	2.80	2.80	2.80
Time to maturity (in years)	10 years	10 years	10 years
2021 Plan
SHARE-BASED COMPENSATION
Expected volatility, Minimum	53.66%	51.77%
Expected volatility, Maximum	58.97%	54.37%
Risk-free interest rate, Minimum	1.88%	1.44%
Risk-free interest rate, Maximum	3.53%	1.68%
Exercise multiple, Minimum	2.20	2.20
Exercise multiple, Maximum	2.80	2.80
Expected dividend yield	0.00%	0.00%
Time to maturity (in years)	10 years	10 years